Benefit Plans (Net Periodic Pension Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 13,100	¥ 13,670	¥ 12,278
Interest cost	383	185	1,406
Expected return on plan assets	(4,166)	(3,998)	(3,836)
Amortization of prior service cost	(4,345)	(4,365)	(4,394)
Recognized actuarial loss	2,008	2,470	1,691
Net periodic pension costs	6,980	7,962	7,145
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	716	698	689
Interest cost	1,577	1,537	1,732
Expected return on plan assets	(1,834)	(1,726)	(2,036)
Amortization of prior service cost	19	19	12
Recognized actuarial loss	994	1,068	1,256
Net periodic pension costs	¥ 1,472	¥ 1,596	¥ 1,653